Employee information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Classification of Employee Benefit

All figures in £ millions	Notes	2021	2020	2019
Employee benefit expense
Wages and salaries (including termination costs)		1,180	1,152	1,258
Social security costs		95	96	100
Share-based payment costs	26	28	29	25
Retirement benefits – defined contribution plans	25	37	47	57
Retirement benefits – defined benefit plans	25	25	13	13
Other post-retirement medical benefits	25	—	—	(1)

Total		1,365	1,337	1,452

Summary of Average Number of Employees
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2021	2020	2019
Employee numbers
UK	3,395	3,304	3,309
Other European countries	878	886	927
US	11,757	11,432	12,286
Canada	593	648	694
Asia Pacific	2,738	2,812	2,800
Other countries	1,383	2,109	2,227

Total	20,744	21,191	22,243